Cover	Jul. 07, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 07, 2023
Entity File Number	001-41176
Entity Registrant Name	AP Acquisition Corp
Entity Central Index Key	0001862993
Entity Tax Identification Number	98-1601227
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	10 Collyer Quay
Entity Address, Address Line Two	#37-00 Ocean Financial Center
Entity Address, Country	SG
City Area Code	852
Local Phone Number	2918-0050
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units Each Consisting Of One Class A Ordinary Sharedollar 0. 0001par Value And Onehalf Of One Redeemable Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share
Trading Symbol	APCA-U
Security Exchange Name	NYSE
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares included as part of the units
Trading Symbol	APCA
Security Exchange Name	NYSE
Redeemable Warrants Included As Part Of The Units Each Whole Warrant Exercisable For One Class A Ordinary Share At An Exercise Price Of Dollar 11. 50 [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants included as part of the units
Trading Symbol	APCA-W
Security Exchange Name	NYSE